CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares, issued (in shares)	37,500,000	37,500,000
Common stock, shares, outstanding (in shares)	37,500,000	37,500,000